Note 15 - Acquired Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Amortization of Intangible Assets	$ 285,088	$ 448,768	$ 432,957
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	393,460			$ 393,460
Finite-Lived Intangible Assets, Amortization Expense, Year Two	393,460			393,460
Finite-Lived Intangible Assets, Amortization Expense, Year Three	32,788			32,788
Impairment of Intangible Assets (Excluding Goodwill)	250,360	1,802,125	0	250,360
Finite-Lived Intangible Assets Written Off Related to Sale of Business Unit		3,149,842
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	250,360	0	$ 0
Commodity Trading Right [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 250,360			$ 250,360